John Hancock Funds II

Supplement dated August 10, 2015 to the current prospectus

Emerging Markets Fund (the fund)

Effective immediately, Allen Pu and Bhanu P. Singh have been named as portfolio managers to the fund. Joseph H. Chi and Jed S. Fogdall will continue as portfolio managers of the fund. Henry F. Gray and Karen E. Umland no longer serve as portfolio managers of the fund. Accordingly, all references to Mr. Gray and Ms. Umland as portfolio managers of the fund are removed from the prospectus.

Accordingly, the following supplements the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Allen Pu
Senior Portfolio Manager

Managed the fund since 2015

Bhanu P. Singh

Senior Portfolio Manager and Vice President

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Messrs. Chi, Fogdall, Pu, and Singh are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Allen Pu

•	Senior Portfolio Manager
•	Managed the fund since 2015

•	Joined subadvisor in 2006; portfolio manager since 2006

Bhanu P. Singh

•	Senior Portfolio Manager and Vice President
•	Managed the fund since 2015

•	Joined subadvisor in 2003; portfolio manager since 2012

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated August 10, 2015 to the current prospectus

International Small Company Fund (the fund)

Effective immediately, Arun Keswani and Bhanu P. Singh have been named as portfolio managers to the fund. Joseph H. Chi, Jed S. Fogdall, Henry F. Gray, and Karen E. Umland will continue as portfolio managers of the fund.

Accordingly, the following supplements the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Arun Keswani
Senior Portfolio Manager

Managed the fund since 2015

Bhanu P. Singh

Senior Portfolio Manager and Vice President

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Messrs. Chi, Fogdall, Gray, Keswani, and Singh, and Ms. Umland are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Arun Keswani

•	Senior Portfolio Manager
•	Managed the fund since 2015

•	Joined subadvisor in 2011; portfolio manager since 2013
•	Investment Banking Associate at Morgan Stanley (2010)

Bhanu P. Singh

•	Senior Portfolio Manager and Vice President
•	Managed the fund since 2015
•	Joined subadvisor in 2003; portfolio manager since 2012

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated August 10, 2015 to the current prospectus

New Opportunities Fund (the fund)

Effective immediately, Joel Schneider has been named as a portfolio manager to the fund. Joseph H. Chi, Jed S. Fogdall and Henry F. Gray will continue as portfolio managers of the fund. Bhanu P. Singh no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Singh as a portfolio manager of the fund are removed from the prospectus.

Accordingly, the following supplements the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Joel Schneider
Senior Portfolio Manager and Vice President

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Messrs. Chi, Fogdall, Gray, and Schneider are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Joel Schneider

•	Senior Portfolio Manager and Vice President
•	Managed the fund since 2015
•	Joined subadvisor in 2011; portfolio manager since 2013
•	Management Consultant at ZS Associates (2010)

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated August 10, 2015 to the current Class NAV and Class 1 prospectuses

Emerging Markets Fund (the fund)

Effective immediately, Allen Pu and Bhanu P. Singh have been named as portfolio managers to Emerging Markets Fund. Joseph H. Chi and Jed S. Fogdall will continue as portfolio managers of the fund. Messrs. Chi, Fogdall, Pu, and Singh are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Henry F. Gray and Karen E. Umland no longer serve as portfolio managers of the fund. Accordingly, all references to Mr. Gray and Ms. Umland as portfolio managers of the fund are removed from the prospectus.

Accordingly, the following is added to the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Allen Pu
Senior Portfolio Manager

Managed the fund since 2015

Bhanu P. Singh

Senior Portfolio Manager and Vice President

Managed the fund since 2015

International Small Company Fund (the fund)

Effective immediately, Arun Keswani and Bhanu P. Singh have been named as portfolio managers to International Small Company Fund. Joseph H. Chi, Jed S. Fogdall, Henry F. Gray, and Karen E. Umland will continue as portfolio managers of the fund. Messrs. Chi, Fogdall, Gray, Keswani, and Singh, and Ms. Umland are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following is added to the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Arun Keswani
Senior Portfolio Manager

Managed the fund since 2015

Bhanu P. Singh

Senior Portfolio Manager and Vice President

Managed the fund since 2015

New Opportunities Fund (the fund)

Effective immediately, Joel Schneider has been named as a portfolio manager to New Opportunities Fund. Joseph H. Chi, Jed S. Fogdall and Henry F. Gray will continue as portfolio managers of the fund. Messrs. Chi, Fogdall, Gray, and Schneider are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Bhanu P. Singh no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Singh as a portfolio manager of the fund are removed from the prospectus.

Accordingly, the following is added to the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Joel Schneider
Senior Portfolio Manager and Vice President

Managed the fund since 2015

The following information supplements and supersedes the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “Dimensional Fund Advisors LP ("Dimensional").

Fund	Portfolio Managers

Emerging Markets Fund	Joseph H. Chi, CFA
Jed S. Fogdall
Allen Pu
Bhanu P. Singh

International Small Company Fund	Joseph H. Chi, CFA
Jed S. Fogdall
Henry F. Gray
Arun Keswani
Bhanu P. Singh
Karen E. Umland, CFA

New Opportunities Fund	Joseph H. Chi, CFA
Jed S. Fogdall
Henry F. Gray
Joel Schneider

•	Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been co-head of the portfolio management group since 2012.

•	Jed S. Fogdall. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been co-head of the portfolio management group since 2012.

•	Henry F. Gray. Head of Global Equity Trading and Vice President and a member of the Investment Committee. Mr. Gray joined Dimensional in 1995, was a Portfolio Manager from 1995 to 2005, became a Vice President in 2000 and has been the Head of Global Equity Trading since 2006.

•	Arun Keswani. Senior Portfolio Manager at Dimensional. Mr. Keswani joined Dimensional in 2011 and has been a portfolio manager since 2013. Prior to joining Dimensional, Mr. Keswani worked as an investment banking associate at Morgan Stanley (2010).

•	Allen Pu. Senior Portfolio Manager at Dimensional. Mr. Pu joined Dimensional in 2006 and has been a portfolio manager since 2006.

•	Joel Schneider. Senior Portfolio Manager and Vice President of Dimensional. Mr. Schneider joined Dimensional in 2011, has been a portfolio manager since 2013. Prior to joining Dimensional, Mr. Schneider worked as a management consultant at ZS Associates (2010).

•	Bhanu P. Singh. Senior Portfolio Manager and Vice President of Dimensional. Mr. Singh joined Dimensional in 2003 and has been a Portfolio Manager since 2012.

•	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager since 1998.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated August 10, 2015 to the current Statement of Additional Information (the “SAI”)

Emerging Markets Fund

International Small Company Fund

New Opportunities Fund (each the fund)

Effective immediately, Allen Pu and Bhanu P. Singh have been named as portfolio managers to Emerging Markets Fund. Joseph H. Chi and Jed S. Fogdall will continue as portfolio managers of the fund. Messrs. Chi, Fogdall, Pu, and Singh are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Henry F. Gray and Karen E. Umland no longer serve as portfolio managers of the fund. Accordingly, all references to Mr. Gray and Ms. Umland as portfolio managers of the fund are removed from the SAI.

Also effective immediately, Arun Keswani and Bhanu P. Singh have been named as portfolio managers to International Small Company Fund. Joseph H. Chi, Jed S. Fogdall, Henry F. Gray, and Karen E. Umland will continue as portfolio managers of the fund. Messrs. Chi, Fogdall, Gray, Keswani, and Singh and Ms. Umland are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Also effective immediately, Joel Schneider has been named as a portfolio manager to New Opportunities Fund. Joseph H. Chi, Jed S. Fogdall and Henry F. Gray will continue as portfolio managers of the fund. Messrs. Chi, Fogdall, Gray, and Schneider are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Bhanu P. Singh no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Singh as a portfolio manager of the fund are removed from the SAI.

Accordingly, the following table replaces the information presented in Appendix B of the SAI relating to Dimensional Fund Advisors regarding the portfolio managers of each fund.

Fund	Portfolio Managers
Emerging Markets Fund	Joseph H. Chi, CFA, Jed S. Fogdall, Allen Pu, and Bhanu P. Singh
International Small Company Fund	Joseph H. Chi, CFA, Jed S. Fogdall, Henry F. Gray, Arun Keswani, Bhanu P. Singh, and Karen E. Umland, CFA
New Opportunities Fund	Joseph H. Chi, CFA, Jed S. Fogdall, Henry F. Gray, and Joel Schneider

The following table reflects information as of June 30, 2015*:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)

Joseph H. Chi, CFA	112	$268,124	21	$12,273	87	$25,258

Jed S. Fogdall	112	$268,124	21	$12,273	87	$25,258

Henry F. Gray	101	$245,955	15	$10,481	86	$25,235

Arun Keswani*	0	N/A	0	N/A	0	N/A

Allen Pu	1	$167	0	N/A	0	N/A

Joel Schneider*	0	N/A	0	N/A	0	N/A

Bhanu P.Singh	44	$134,079	12	$9,317	47	$9,156

Karen E. Umland, CFA	61	$132,322	9	$2,956	40	$16,102

*Arun Keswani and Joel P. Schneider did not share primary responsibility in the oversight of day-to-day management responsibilities for accounts as of June 30, 2015; as such, information regarding such accounts is not presented.

Performance-Fee Accounts Managed – Of the accounts listed above, information for those for which advisory fee is based on performance is shown in the following table.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)

Joseph H. Chi, CFA	0	N/A	1	$179	3	$1,252

Jed S. Fogdall	0	N/A	1	$179	3	$1,252

Henry F. Gray	0	N/A	1	$179	2	$1,229

Arun Keswani*	0	N/A	0	N/A	0	N/A

Allen Pu	0	N/A	0	N/A	0	N/A

Joel Schneider*	0	N/A	0	N/A	0	N/A

Bhanu P.Singh	0	N/A	1	$179	1	$23

Karen E. Umland, CFA	0	N/A	0	N/A	2	$1,229

*Arun Keswani and Joel P. Schneider did not share primary responsibility in the oversight of day-to-day management responsibilities for accounts as of June 30, 2015; as such, information regarding such accounts is not presented.

Ownership of fund shares. As of June 30, 2015, none of portfolio managers listed above owned shares of the fund he or she managed.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.